Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2021	2020
Cash deposits	$187.7	$523.7
Term deposits	10.0	10.5
	$197.7	$534.2